Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 633,948	$ 592,508	$ 443,694
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock authorized	5,000,000	5,000,000	5,000,000
Preferred stock outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock authorized	200,000,000	200,000,000	200,000,000
Common stock issued	50,737,504	49,895,841	49,455,841
Common stock outstanding	50,737,504	49,895,841	49,455,841